Expense Example	Sep. 19, 2025 USD ($)
NYLI MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
NYLI MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	357
NYLI Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	281
Expense Example, with Redemption, 10 Years	629
NYLI Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	$ 581